RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	12 Months Ended
Dec. 31, 2025
EBP 310
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
The following tables reconcile net assets available for benefits per the financial statements to Form 5500 as of December 31, 2025 and 2024 ($ in thousands):

	2025	2024
Net assets available for benefits per the financial statements	$518,046	$470,357
Less: amounts allocated to withdrawing participants	(1,008)	(42)

Net assets available for benefits per Form 5500	$517,038	$470,315
The following table reconciles benefits paid to participants per the financial statements to Form 5500 for the year ended December 31, 2025 ($ in thousands):

Benefits paid to participants per the financial statements	$54,001
Add: amounts allocated to withdrawing participants at December 31, 2025	1,008
Less: amounts allocated to withdrawing participants at December 31, 2024	(42)

Benefits paid to participants per Form 5500	$54,967